Summary of Significant Accounting Policies (Details)		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage	22.00%	10.00%			10.00%
Total revenue	$ 3,600,000	$ 2,069,000		$ 1,581,000	$ 5,383,000	$ 16,097,000	$ 18,244,000	$ 15,950,000
Net realizable value of inventories								0
Impairment losses for intangible assets							$ 2,400,000
Fixed annual fee term							10 years
Other long-lived assets impairment losses							$ 0	0
Impairment losses recognized for investments in equity							$ 14,100,000	$ 0
Tax benefit rate		0.00%			0.00%		0.08%	0.00%
Change in fair value of warrant liabilities		$ 40,649,000			$ 172,271,000		$ (345,413,000)
Earnout shares (in Shares) | shares			1,937,500
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Change in fair value of warrant liabilities							$ 3,000,000
Falcon’s Creative Group [Member]
Summary of Significant Accounting Policies [Line Items]
Number of customers					1
Total revenue		12,900,000			$ 43,200,000
Pubco [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit rate							50.00%
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage					92.00%
Accounts receivable, net	$ 200,000	$ 200,000			$ 200,000
Total revenue			$ 11,100,000				$ 11,100,000	$ 8,900,000
One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage		83.00%		74.00%
Total revenue		$ 1,700,000		$ 1,200,000
One Customer [Member] | Falcon’s Creative Group [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage					10.00%
Total revenue					$ 4,900,000
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					99.00%
Two Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage				18.00%		69.00%
Total revenue						$ 11,100,000
Accounts receivable, net			600,000				$ 600,000
Total revenue percentage								10.00%
Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage				10.00%
Total revenue		$ 300,000		$ 300,000
Two Customers [Member] | Falcon’s Creative Group [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage						10.00%
Two Customers [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue Percentage		17.00%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							86.00%
Three Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net			$ 600,000				$ 600,000	$ 2,600,000
Total revenue percentage			10.00%				10.00%
Accounts receivable, net percentage			86.00%				86.00%	77.00%
Second Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue			$ 3,600,000				$ 3,600,000	$ 4,800,000
Third Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue			$ 2,100,000				$ 2,100,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Earnout shares (in Shares) | shares							1,937,500
Class A Common Stock [Member] | 2023 Incentive Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, capital shares reserved (in Shares) | shares			939,330				939,330
Class B Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Earnout shares (in Shares) | shares							75,562,500